SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - AltC Acquisition Corp.	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of reconciliation of Class A common stock reflected in the condensed balance sheets

Class A common stock subject to possible redemption, December 31, 2022	504,544,687
Less:
Redemptions	(215,914,673)
Plus:
Remeasurement of carrying value to redemption value	14,785,760
Class A common stock subject to possible redemption, December 31, 2023	303,415,774
Plus:
Remeasurement of carrying value to redemption value	1,495,821
Class A common stock subject to possible redemption, March 31, 2024	$304,911,595

Gross proceeds	$500,000,000
Less:
Class A common stock issuance costs	(26,652,125)
Plus:
Remeasurement of carrying value to redemption value	31,196,812
Class A common stock subject to possible redemption, December 31, 2022	504,544,687
Less:
Redemptions	(215,914,673)
Plus:
Remeasurement of carrying value to redemption value	14,785,760
Class A common stock subject to possible redemption, December 31, 2023	$303,415,774

Schedule of calculation of basic and diluted net income per share of common stock

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2024		2023
	Redeemable	Non-redeemable	Redeemable	Non-Redeemable
Basic and diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$1,033,694	$494,675	$2,416,481	$674,198
Denominator:
Basic and diluted weighted average shares outstanding	29,150,521	13,950,000	50,000,000	13,950,000
Basic and diluted net income per common share	$0.04	$0.04	$0.05	$0.05

The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):

	For the Year Ended December 31,
	2023		2022
	Redeemable	Non-redeemable	Redeemable	Non-Redeemable
Basic and diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$9,079,458	$2,788,747	$3,069,406	$856,364
Denominator:
Basic and diluted weighted average shares outstanding	45,417,697	13,950,000	50,000,000	13,950,000
Basic and diluted net income per common share	$0.20	$0.20	$0.06	$0.06